SCHEDULE OF DISAGGREGATED REVENUE FROM CONTRACT WITH CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenue	$ 126,630,277	$ 85,318,436	$ 83,724,966
Bitcoin mining	20,064,258
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenue	5,466,113	2,977,125	990,626
Transferred over Time [Member]
Product Information [Line Items]
Total revenue	121,164,164	82,341,311	82,734,340
PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	103,739,716	81,723,594	75,235,663
Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	2,826,303	3,594,842	8,489,303
Talent Management Service of Third Party Online Enterainers [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	62,825,921	47,307,158	52,650,550
Event Production [Member]
Product Information [Line Items]
Total revenue	31,922,001	23,285,775	9,409,795
Event Production [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	31,922,001	23,285,775	9,409,795
Tournament Participation Of Esports [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	4,723,662	6,120,350	5,457,029
Tournament Participation Of Esports [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	1,673,916	2,429,327	2,242,477
Player Transfer and Rental Fee [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	1,982,072	832,124	389,881
Player Transfer and Rental Fee [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	119,472	204,292	459,887
Sales of Branded Merchandise [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	971,380	70,053	143,260
Sales of Branded Merchandise [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	28,679	43,483	41,077
Talent Management Service of Esports [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	848,418	544,639	1,115,057
Sponsorships and Advertising [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	113,404	3,093,051	5,638,612
Sponsorships and Advertising [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	733,669	767,749	2,508,686
Other [Member] | PRC And Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	352,858	470,444	431,479
Other [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	$ 270,567	$ 149,991	$ 3,237,176